Restatement of Previously Issued Financial Statements (Details) - Schedule of Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
As Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
As Reported [Member] | Class A Common Stock
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares	2,651,614	3,195,004	3,195,004	15,748,387	15,421,314	15,226,112	15,359,553	15,338,432
Common stock subject to possible redemption, per share (in Dollars per share)	$ 10.10	$ 10.10	$ 10.10	$ 10.10	$ 10.10	$ 10.10	$ 10.10	$ 10.10
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued	0	0	0	1,180,502	1,507,575	1,702,777	1,569,336	1,590,457
Common stock, shares outstanding	0	0	0	1,180,502	1,507,575	1,702,777	1,569,336	1,590,457
As Reported [Member] | Class B Common Stock
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Common stock, shares issued	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222
Common stock, shares outstanding	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222
Restatement Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Restatement Adjustments [Member] | Class A Common Stock
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares	2,651,614	3,195,004	3,195,004	15,748,387	15,421,314	15,226,112	15,359,553	15,338,432
Common stock subject to possible redemption, per share (in Dollars per share)	$ 10.10	$ 10.10	$ 10.10	$ 10.10	$ 10.10	$ 10.10	$ 10.10	$ 10.10
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued	0	0	0	1,180,502	1,507,575	1,702,777	1,569,336	1,590,457
Common stock, shares outstanding	0	0	0	1,180,502	1,507,575	1,702,777	1,569,336	1,590,457
Restatement Adjustments [Member] | Class B Common Stock
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Common stock, shares issued	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222
Common stock, shares outstanding	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222
As Adjusted [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
As Adjusted [Member] | Class A Common Stock
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock subject to possible redemption, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares		3,195,004	3,195,004	15,748,387	15,421,314	15,226,112	15,359,553	15,338,432
Common stock subject to possible redemption, per share (in Dollars per share)		$ 10.10	$ 10.10	$ 10.10	$ 10.10	$ 10.10	$ 10.10	$ 10.10
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued	0	0	0	1,180,502	1,507,575	1,702,777	1,569,336	1,590,457
Common stock, shares outstanding	0	0	0	1,180,502	1,507,575	1,702,777	1,569,336	1,590,457
As Adjusted [Member] | Class B Common Stock
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Common stock, shares issued	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222
Common stock, shares outstanding	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222